Nature of the Organization and Business (Details) - Schedule of consolidated financial statements - BaiJiaYun [Member] - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 2,367,012		$ 9,765,574
Restricted cash	7,050,611		8,376,345
Short-term investments	1,296,566		7,775,682
Notes receivable	28,997		107,662
Accounts receivable, net	27,361,711		22,522,334
Accounts receivable – related parties	2,982,280		95,549
Prepayments	7,658,173		1,604,496
Prepayments – related parties			313,678
Inventories	4,128,076		1,831,796
Deferred contract costs	900,455		9,555,837
Due from related parties			89,578
Prepaid expenses and other current assets, net	1,027,262		2,467,269
Total current assets	54,801,143		64,505,800
Property and equipment, net	401,823		529,988
Intangible assets, net	2,991,351		3,345,419
Operating lease right of use assets	572,842		753,686
Deferred tax assets	2,148,329		2,193,792
Long-term investments	25,524,462		25,012,046
Goodwill	1,111,777		1,144,824
Other non-current assets	456,462		366,441
Total non-current assets	33,207,046		33,346,196
Total assets	88,008,189		97,851,996
Current liabilities
Short-term borrowing	1,594,850		149,296
Accounts and notes payable	23,035,437		21,898,915
Accounts and notes payable – related parties	3,913
Advance from customers	5,223,152		5,905,599
Advance from customers – related parties			268,905
Income tax payable	211,336		3,716
Deferred revenue	854,919		1,001,372
Deferred revenue – related parties			63,911
Due to related parties			1,492,961
Operating lease liabilities, current	364,319		328,066
Accrued expenses and other liabilities	4,270,196		4,473,825
Total current liabilities	35,558,122		35,586,566
Deferred tax liabilities	213,347		209,612
Operating lease liabilities, noncurrent	148,075		354,051
Total liabilities	35,919,544		36,150,229
Revenues	38,874,310	$ 30,927,741
Cost of revenues	(31,116,697)	(21,443,703)	(50,047,764)
Total operating expenses	(3,934,373)	(18,627,163)	(35,067,782)
Net income (loss)	5,681,429	(7,929,558)
Net cash used in operating activities	(13,976,565)	(1,128,975)	(15,304,581)
Net cash provided by (used in) investing activities	5,871,960	(28,988,588)	(27,372,316)
Net cash used in financing activities		$ (61,823)	$ (10,014,503)